Reconciliation of Financial Statements to Form 5500 (Details) - SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of Financial Statements to Form 5500
Net assets available for benefits per the Form 5500	$ 674,361,626	$ 597,638,417
Benefits paid to participants per the Form 5500	$ 61,814,920